Financial instruments (Details 8) - Interest rate swap contract [member] - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest receivable	$ 4,131	$ 4
Interest payable	1,023,388	8
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	1,126	4
Interest payable	269,994	$ 8
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	855
Interest payable	205,072
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	580
Interest payable	139,164
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	308
Interest payable	73,749
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	52
Interest payable	$ 12,366